VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Small/Mid Cap Value, a separate series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on May 24, 2017.

Please direct any comments or questions concerning this filing to the undersigned at (617) 662-3967.

Very truly yours,

/s/ Kristin Schantz
Kristin Schantz
Vice President and Senior Counsel
State Street Bank and Trust Company